LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
LOSS PER SHARE [Abstract]
Schedule of Shares Used in Basic and Diluted Loss Per Common Share Computations

	Three Months Ended March 31,
	2015	2014
Numerator:
Net loss available in basic and diluted calculation	$(225,795)	$(1,616,993)

Denominator:
Weighted average common shares outstanding-basic	3,100,244	2,949,651

Effect of diluted stock options and warrants (1)	-	-

Weighted average common shares outstanding-basic	3,100,244	2,949,651

Loss per common share-basic and diluted	$(0.07)	$(0.55)

(1)
The number of shares underlying options and warrants outstanding as of March 31, 2015 and March 31, 2014 are 949,955 and 852,807 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

	Year Ended
	December 31,
	2014	2013
Numerator:
Net loss available in basic and diluted calculation	$(6,833,568)	$(9,406,304)

Denominator:
Weighted average common shares outstanding-basic	2,990,471	2,026,115

Effect of dilutive stock options and warrants (1)	-	-

Weighted average common shares outstanding-diluted	2,990,471	2,026,115

Loss per common share-basic and diluted	$(2.29)	$(4.64)

(1)
The number of shares underlying options and warrants outstanding as of December 31, 2014 and December 31, 2013 are 949,323 and 847,777, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive